Expense Example - A C I Shares - JPMorgan Strategic Income Opportunities Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	475	708	959	1,678	255	501	872	1,780	79	265	468	1,052